SELECTED QUARTERLY FINANCIAL DATA	12 Months Ended
Sep. 30, 2020
SELECTED QUARTERLY FINANCIAL DATA
SELECTED QUARTERLY FINANCIAL DATA

17.         SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)

The following table provides selected quarterly financial data for the fiscal years ended September 30, 2020 and 2019:

	Quarters Ended
	December 31, 2019	March 31, 2020	June 30, 2020	September 30, 2020
Net sales	$—	$—	$—	$—

Gross profit	$—	$—	$—	$—

Operating loss	$(1,619,567)	$(1,154,569)	$(1,241,700)	(1,354,812)

Net loss	$(1,659,754)	$(731,884)	$(904,367)	$(1,395,373)

Net income (loss) per share - basic and diluted	$(0.01)	$—	$(0.01)	$—

Weighted average shares - basic and diluted	184,102,916	186,897,947	188,340,505	192,855,962

	Quarters Ended
	December 31, 2018	March 31, 2019	June 30, 2019	September 30, 2019
Net sales	$—	$—	$—	$—

Gross profit	$—	$—	$—	$—

Operating loss	$(1,767,824)	$(1,507,366)	$(1,572,261)	$(1,524,305)

Net loss	$(2,600,237)	$169,962	$(1,289,162)	$(828,144)

Net (loss) per share - basic and diluted	$(0.02)	$—	$(0.01)	$(0.01)

Weighted average shares - basic	161,057,300	163,285,738	168,396,553	172,575,820

Weighted average shares - diluted	161,057,300	163,620,980	168,396,553	172,575,820